Note 12 - Stock Compensation Plans (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 31, 2013	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012
Note 12 - Stock Compensation Plans (Details) [Line Items]
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 140,000	$ 145,000
Restricted Stock [Member] | Minimum [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	5 years
Restricted Stock [Member] | Maximum [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	7 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	7 years
Restricted Stock [Member] | The 2013 Stock Incentive Plan [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			24,375
Percentage of Shares May Be Granted As Restricted Stock Awards			25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	10,684
Restricted Stock [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)	20,983	26,500				8,894
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 109 days
Allocated Share-based Compensation Expense, Net of Tax	86,000	84,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	29,000	29,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	286,000
Employee Stock Option [Member] | Minimum [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Employee Stock Option [Member] | Maximum [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	7 years
Employee Stock Option [Member] | The 2013 Stock Incentive Plan [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	27,418
Employee Stock Option [Member] | The 2008 Stock Option Plan [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			73,125
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	138,863
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)				$ 10.00
Employee Stock Option [Member] | The 2013 Stock Option Plan [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			3.17
Employee Stock Option [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		77,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 109 days
Allocated Share-based Compensation Expense, Net of Tax	46,000	44,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	11,000	9,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	184,570
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,300,000	667,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	1,100,000	661,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	152,000
Employee Stock Ownership Plan [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Percentage of Company Shares Purchased by ESOP					8.00%
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in Shares)					111,090
Employee Stock Ownership Plan (ESOP), Weighted Average Purchase Price of Shares Purchased (in Dollars per share)					$ 9.35
Employee Stock Ownership Plan Purchase Cost of Shares					1,000,000
ESOP Loan Interest Rate					7.75%
Employee Stock Ownership Plan (ESOP), Loan Term					15 years
The 2008 Recognition and Retention Plan [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award (in Shares)				55,545
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)				$ 9.36
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards				$ 520,000
The 2008 Stock Option Plan [Member]
Note 12 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			97,500